Average Annual Total Returns - Class D Shares - Janus Henderson Research Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	32.79%	17.50%	15.11%	12.21%	May 03, 1993	31.87%	15.47%	13.46%	10.76%	May 03, 1993	20.06%	13.57%	12.18%	10.16%	May 03, 1993	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%